Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 store	Dec. 31, 2012
Other Commitments [Line Items]
Number of Stores	15
Operating Leases, Rent Expense, Net	$ 856,000	$ 1,200,000
Other Commitment	103,000	87,000
Director [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense, Net	437,000	427,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract	5 years
Lessee Leasing Arrangements, Operating Leases, Annual increase, Percentage	1.50%
Commitments to Extend Credit [Member]
Other Commitments [Line Items]
Other Commitment	103,200,000	87,200,000
Other Commitment, Due in Next Twelve Months	45,600,000	40,100,000
Standby Letters of Credit [Member]
Other Commitments [Line Items]
Other Commitment	$ 1,400,000	$ 1,600,000